Commitments and contingencies (Details) $ in Millions	Jun. 30, 2021 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into prior year not closed	$ 1,300
Research and development commitments for transactions entered into current year closed in current year	1,600
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into prior year not closed	117
Research and development commitments for transactions entered into current year closed in current year	260
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into prior year not closed	63
Research and development commitments for transactions entered into current year closed in current year	275
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into current year closed in current year	310
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into prior year not closed	200
Research and development commitments for transactions entered into current year closed in current year	455
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into prior year not closed	115
Later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into current year closed in current year	250
Later than five years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Research and development commitments for transactions entered into prior year not closed	819
Innovative Medicines | Acquired research and development [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Intangible assets recognized	$ 426